Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.	Bonds, notes and other obligations

(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2022	2021
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	—	137,900

						—	137,900

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,998	149,938
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	190,616	199,175

						340,614	349,113

Subordinated bonds – third program (b)
Third - single series (c)	Interseguro	4.84%	Semi-annually	2030	US$25,000	95,350	99,675
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	76,213	79,663
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	76,280	79,740

						247,843	259,078

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						738,457	896,091

International issuances
Subordinated bonds (d)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,137,691	1,188,394
Corporate bonds (e)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,522	311,401
Corporate bonds (f)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,517,661	1,584,288
Corporate bonds (g)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,849,133	1,912,330
Subordinated bonds (h)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,142,764	1,193,461
Senior bonds (i)	IFS	4.125%	Semi-annually	2027	US$300,000	1,074,396	1,178,000

Total international issuances						7,033,167	7,367,874

Total local and international issuances						7,771,624	8,263,965

Interest payable						134,679	125,707

Total						7,906,303	8,389,672

(*)	The Spanish term “Valor de actualización constante“ is referred to amounts in Soles indexed by inflation.
(b)	Subordinated bonds do not have specific guarantees and in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).

(c)
On September 29, 2020, Interseguro issued subordinated bonds denominated “Third Issuance of the Third Program of Subordinated Bonds Interseguro (Single Series)” for the amount of US$25,000,000, recorded in Section “Transferable Securities and Issuance Programs” of the Public Registry of the Stock Market, under the Third Program of Subordinated Bonds of Interseguro.

(d)
On June 30, 2020, Interbank placed subordinated bonds called “4.00% Subordinated Notes due 2030” for an amount of US$300,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1933 of the United States of America. The issuance date of these bonds was July 8, 2020.

Starting on July 8, 2025, prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds. From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points. After July 8, 2025, prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds plus the present value of each scheduled coupon payment, discounted at the redemption date.

(e)
On September 24, 2019, Interbank placed corporate bonds denominated “5.00% Senior Notes due 2026” for S/312,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 1, 2019.

(f)
On September 25, 2019, Interbank placed corporate bonds denominated “3.25% Senior Notes due 2026” for US$400,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 4, 2019.

(g)
In January 2018, Interbank issued corporate bonds called “
3.375
Senior Unsecured Notes” for US$
200,000,000
, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America.

Considering the issuance of bonds in January 2018 and the exchange of bonds previously issued carried out on said date, the total balance of the “3.375 Senior Unsecured Notes” amounted to US$484,895,000.
As of December 31, 2022 and 2021, Interbank maintains fourteen cross-currency swaps for a total of US$441,000,000 (equivalent to approximately S/1,681,974,000 and S/1,758,267,000, respectively), see Note 10(b). Through these operations, part of the issued amount by these bonds was economically converted into Soles at a fixed rate of 4.88 percent.
As of December 31, 2022, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(h)	Starting in March 2024, the interest rate changes to 8.625%. Starting on that date and on any interest payment date, Interbank can redeem all the notes without penalties.

In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).
As of December 31, 2022, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(i)
From 2018 until July 2027, IFS, on any time, can redeem these bonds, paying a penalty equal to the United States of America Treasury rate plus 30 basis points. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered a cross currency swap for US$150,000,000 (equivalents to approximately S/573,000,000 and S/599,700,000, as of December 31, 2022 and 2021, respectively), which was designated as a cash flow hedge, see Note 10(b); through this operation part of the issued amount of these bonds was economically converted to Soles at a fix rate of 5.06 percent.
As of December 31, 2022, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(j)
International issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters.

As of December 31, 2022 and 2021, the international issuances maintain mainly this common clause: submit audited financial statements on an annual basis and unaudited financial statements on a quarterly basis (both in Spanish and English). In the opinion of Group Management and its legal advisers, this clause has been met by the Group as of December 31, 2022 and 2021. In addition, Interbank maintains the following additional clauses: (i) limits regarding related party transactions that are not under market conditions and (ii) limits regarding consolidation, merger or transfer of Interbank assets. In the opinion of Interbank Management and its legal advisers, these clauses has been met by Interbank as of December 31, 2022 and 2021.
(k)	As of December 31, 2022 and 2021, the repayment schedule of these obligations is as follows:

Year	2022	2021
	S/(000)	S/(000)
2022	—	249,609
2023	2,296,506	2,261,443
2024	—	—
2025	—	—
2026 onwards	5,609,797	5,878,620

Total	7,906,303	8,389,672